Related party disclosures (Details) € in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	May 31, 2022 EUR (€)	Aug. 31, 2020 $ / shares shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 loan	Sep. 30, 2021 EUR (€)
Related party disclosures
Expenses to handle future service agreement			€ 51
Dietmar Hopp
Related party disclosures
Number of convertible loans | loan					2
Number of shares issued | shares		100,000
Price per share | $ / shares		$ 16.00
Clarentis SRL
Related party disclosures
Contractual obligation amount						€ 100
BePharBel Manufacturing S.A
Related party disclosures
Settlement amount	€ 3,900
Amount paid				€ 4,016
Barker BioMedical GmbH
Related party disclosures
Expense recognized from related party transaction			14
Craig Tooman
Related party disclosures
Expense recognized from related party transaction			€ 0
Baron Jean Stephenne
Related party disclosures
Equity interest held			15.61%
Vincent Stephenne
Related party disclosures
Equity interest held			1.43%
Antony Blanc | Clarentis SRL
Related party disclosures
Consulting fees			€ 42